Related Parties And Related Party Transactions - Summary of Compensation of key Management Personnel (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
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Wages and salaries	¥ 21,081	¥ 26,728	¥ 29,192
Welfare and other benefits	16,038	29,804	34,560
Including: Bonuses	8,617	24,066	28,061
Share-based payment	22,719	56,317	68,771
Total	¥ 59,838	¥ 112,849	¥ 132,523